Annual Total Returns [BarChart] - AMG FQ Global Risk-Balanced Fund - Class N	Feb. 01, 2021 [1]
Bar Chart Table:
Annual Return 2011	7.46%
Annual Return 2012	9.19%
Annual Return 2013	(2.48%)
Annual Return 2014	5.58%
Annual Return 2015	(6.39%)
Annual Return 2016	13.81%
Annual Return 2017	15.36%
Annual Return 2018	(10.50%)
Annual Return 2019	19.80%
Annual Return 2020	(6.92%)

[1]	The performance information shown is for Class N shares of the Fund, which is a change from last period. The performance information presented was changed to standardize performance information provided to investors across the AMG Funds Family of Funds.